Revenues from Contracts with Customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of geographical areas
Rendering of services	€ 29,996	€ 35,462	€ 146,442	€ 56,634
Sales of goods	200	843	585	1,495
Total Revenues from contracts with external customers	30,196	36,305	147,027	58,129
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	21,452	28,824	120,466	33,711
Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	19,961	26,640	112,739	28,847
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	65	2	3,609	5
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,051	2,674	12,191	8,926
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,836	4,265	12,070	13,762
United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		4,231		13,570
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	677	399	1,735	1,364
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	180	143	565	366
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	9,902	17,360	48,018	37,001
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	20,294	18,945	99,009	21,128
Pharmaceutical
Disclosure of geographical areas
Rendering of services	2,532	3,598	8,578	11,478
Sales of goods	200	202	583	812
Total Revenues from contracts with external customers	2,732	3,800	9,161	12,290
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	2	39	200	106
Pharmaceutical | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers		20		58
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	18	26	73	74
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,696	3,735	8,832	12,110
Pharmaceutical | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		3,735		12,110
Pharmaceutical | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	16		56
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,532	3,598	8,578	11,478
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	200	202	583	812
Diagnostics
Disclosure of geographical areas
Rendering of services	7,261	5,069	20,359	16,308
Total Revenues from contracts with external customers	7,261	5,069	20,359	16,308
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,479	1,547	4,013	4,282
Diagnostics | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	48	52	158	144
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	1		6	3
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,033	2,648	12,118	8,852
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	908	333	2,062	1,446
Diagnostics | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		299		1,254
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	661	398	1,679	1,362
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	180	143	487	366
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	7,261	5,069	20,359	16,308
COVID-19
Disclosure of geographical areas
Rendering of services	20,203	26,795	117,505	28,848
Sales of goods		641	2	683
Total Revenues from contracts with external customers	20,203	27,436	117,507	29,531
COVID-19 | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	19,971	27,238	116,253	29,323
COVID-19 | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	19,913	26,568	112,581	28,645
COVID-19 | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	64	2	3,603	2
COVID-19 | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	232	197	1,176	206
COVID-19 | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		197		206
COVID-19 | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers		1		2
COVID-19 | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers			78
COVID-19 | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	109	8,693	19,081	9,215
COVID-19 | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 20,094	€ 18,743	€ 98,426	€ 20,316